Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations	Organization and Business Operations
Virgin Orbit Holdings, Inc. (“Virgin Orbit”) and with its wholly owned subsidiaries (the “Company,” “we,” “us” or “our”) are focused on the development, manufacture and related technologies of rockets for the purpose of conducting launch operations to place payloads into orbit. The Company is a vertically integrated aerospace company pioneering commercial air-launch of small satellites for various industries including government, research and education. Our development and manufacturing activities are located in Long Beach, California, with a testing facility in Mojave, California. We successfully completed three orbital launches in 2021 and the first quarter of 2022 out of Mojave, California, and we have delivered 26 satellites to their desired orbits with high precision. The Company plans to conduct future commercial launches from other locations, including Cornwall in the UK.
The Business Combination
The registrant was initially formed on January 11, 2021, as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The registrant was formed as NextGen Acquisition Corp. II (“NextGen”) and, at the time of the consummation of the transactions described in the following paragraph (the “Business Combination”), NextGen changed its name to Virgin Orbit Holdings, Inc.
On August 22, 2021, the registrant entered into a merger agreement (the “Merger Agreement”) with Pulsar Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the registrant (“Pulsar Merger Sub”), and Vieco USA, Inc. (“Vieco USA”). On December 29, 2021, as contemplated by the Merger Agreement and following approval by the registrant’s shareholders at an extraordinary general meeting held December 28, 2021, the registrant filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which the registrant was domesticated and continues as a Delaware corporation, changing its name to “Virgin Orbit Holdings, Inc.” (the “Domestication”). Virgin Investments Limited, a company limited by shares under the laws of the British Virgin Islands (“Parent Company”), is the holder of a majority of our outstanding common stock.
Upon the closing of the Business Combination (the “Transaction Close” or the “Closing”), holders of all issued and outstanding Vieco USA common stock received a total of 303,320,884 shares of common stock at a deemed value of $10.00 per share after giving effect to the Exchange Ratio (the “Exchange Ratio”) and all holders of issued and outstanding Vieco USA options received options to purchase shares of Virgin Orbit (“Virgin Orbit Options”), covering 10,704,645 shares of common stock after giving effect to the exchange ratio of approximately 1.250301 .
The Business Combination was accounted for as a reverse recapitalization in accordance with ASC 805, Business Combinations. Under this method of accounting, NextGen was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Virgin Orbit represented a continuation of the financial statements of Vieco USA with the Business Combination treated as the equivalent of Vieco USA issuing shares for the net assets of NextGen, accompanied by a recapitalization. The net assets of NextGen are stated historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Vieco USA in future reports of Virgin Orbit.
In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the number of shares of Virgin Orbit’s common stock, $0.0001 par value per share, issued to Virgin Orbit’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Vieco USA common stock Vieco USA Options prior to the Business Combination have been retroactively recast as shares reflecting the Exchange Ratio.
Virgin Orbit common stock and warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “VORB” and “VORBW,” respectively, on December 29, 2021.
Liquidity and Going Concern
Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the condensed consolidated financial statements are issued and determined that substantial doubt was raised about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues to provide sufficient cash flows to enable the Company to finance its operations internally. The Company has incurred net operating losses and had an accumulated deficit of $883.0 million as of March 31, 2022. The Company’s cash and cash equivalents was $127.4 million and $194.2 million as of March 31, 2022 and December 31, 2021, respectively, and has not generated positive cash flows from operations.
However, through further evaluation of our strategic business plan, we identified conditions and events that alleviated substantial doubt about the Company’s ability to continue as a going concern. These conditions and events include committed cash inflow from customer signed, binding agreements, offset by management’s plan to reduce or delay expenditures as necessary.
In addition to the $180.8 million the Company received in net cash proceeds from the reverse recapitalization on December 29, 2021, management plans to reduce or delay our expenditures and increase ownership equity through a Standby Equity Purchase Agreement (“Purchase Agreement”), as described in further detail in Note 12. Stockholders’ Equity. This agreement gives us the right, from time to time, at our option to sell to the Investor (as defined in the Purchase Agreement) up to $250.0 million of our common stock, subject to certain conditions and limitations set forth in the Purchase Agreement.
COVID-19 Pandemic
On March 11, 2020, the World Health Organization characterized the outbreak of the coronavirus disease (“COVID-19”) as a global pandemic and recommended containment and mitigation measures. Since then, extraordinary actions have been taken by international, federal, state, and local public health and governmental authorities to contain and combat the outbreak and spread of COVID-19 in regions throughout the world. These actions include travel bans, quarantines, “stay-at-home” orders, and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations.
Consistent with the actions taken by governmental authorities, including California and District of Columbia, where most of the Company’s workforce is located, the Company has taken steps to protect our workforce and support community efforts. As part of these efforts, and in accordance with applicable government directives, the Company initially reduced and then temporarily suspended on-site operations for one week at our facilities in Long Beach, California in late March 2020. Starting late March 2020, approximately two-thirds of the Company’s workforce and contractors were able to complete their duties from home. As government authorities had classified the Company’s business as part of the nation’s critical infrastructure, the remaining one-third of the Company’s workforce was able to resume on-site operations, under revised operational and manufacturing plans that conform to the latest COVID-19 health precautions. This includes universal facial covering requirements, rearranging facilities to follow social distancing protocols, conducting active daily temperature checks and undertaking regular and thorough disinfecting of surfaces and tools, and regular testing of the Company’s employees and contractors for COVID-19 on a regular basis.
The COVID-19 pandemic and the continuing precautionary measures taken have adversely impacted the Company’s operational efficiency and caused delays in operational activities. The ongoing impact will depend on the duration of the pandemic, which is being mitigated by advances in the treatment of the disease, prevention efforts including vaccines, broad government measures to contain the spread of the virus, and related government stimulus measures. However, should the Company experience sustained impact from the pandemic, additional actions such as cost reduction measures, may need to be implemented.
As of the date of the issuance of these condensed consolidated financial statements, most of the Company’s employees whose work requires them to be in our facilities are now back on-site, but the Company experienced, and
expects to continue to experience, reductions in operational efficiency due to illness from COVID-19 and precautionary actions taken related to COVID-19.	Organization and Business Operations
Virgin Orbit Holdings, Inc. (“Virgin Orbit”) and with its wholly owned subsidiaries, (the “Company,” “we,” “us” or “our”) are focused on the development, manufacture and related technologies of rockets for the purpose of conducting mission launch operations to place payloads into orbit. The Company is a vertically integrated aerospace company pioneering commercial space orbital air pad launch solutions for small satellites across various industries including government, research and education. The development and manufacturing activities are located in Long Beach, California, with a testing facility in Mojave, California. We successfully completed three orbital launches in 2021 and 2022 to date out of Mojave, California, and we have delivered 26 satellites to their desired orbits with high precision. The Company plans to conduct future commercial launches out of Guam and Cornwall.
The Business Combination
On August 22, 2021, NextGen Acquisition Corp. II (“NextGen”) via Pulsar Merger Sub, Inc. (“Pulsar Merger Sub”) and Vieco USA entered into a merger agreement (the “Merger Agreement”) to contemplate Pulsar Merger Sub merged with and into Vieco USA, with Vieco USA surviving the merger as a wholly owned subsidiary of NextGen (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).
On December 28, 2021, in anticipation for the Transactions, VO Holdings merged with and into Vieco USA, with Vieco USA surviving the merger. (the “Pre-Closing Restructuring”). Pursuant to the Pre-Closing Restructuring, (i) all shares of common stock of Vieco USA held by the Parent Company immediately prior to such merger were cancelled in exchange for a number of shares of Vieco USA common stock equal to the number of shares of VO Holdings common stock held by Vieco USA immediately prior to such merger, (ii) the VO Holdings common stock held by all other stockholders of VO Holdings.
On December 29, 2021, the Transactions were consummated (the “Transaction Close” or “Closing”) and NextGen changed its name from NextGen Acquisition Corp. II to Virgin Orbit Holdings, Inc.
Upon the Closing, holders of all issued and outstanding Vieco USA common stock received a total of 303,320,884 shares of common stock at a deemed value of $10.00 per share after giving effect to the Exchange Ratio issued and outstanding as of the Closing and all holders of issued and outstanding Vieco USA options received options to purchase shares of Virgin Orbit (“Virgin Orbit Options”), covering 10,704,645 shares of common stock after giving effect to the exchange ratio of approximately 1.250301 (the “Exchange Ratio”), based on the following events contemplated by the Merger Agreement:
•the surrender and exchange of all 100 issued and outstanding shares of Vieco USA common stock and 242,423,615 shares of VO Holdings common stock into an equal amount of Vieco USA common stock shares;
•the vesting and settlement of 290,689 granted and outstanding VO Holdings stock appreciation rights (“SARs”) with 218,584 shares of Vieco USA common stock for which the performance condition was deemed satisfied upon the merger of VO Holdings with and into Vieco USA occurred prior to the Closing;
•the surrender and exchange of all issued and outstanding shares of Vieco USA common stock into 303,320,884 shares of common stock as adjusted by the Exchange Ratio; and
•the cancellation and exchange of all 8,658,565 granted and outstanding vested and unvested Vieco USA Options into 10,704,645 Virgin Orbit Options exercisable for shares of common stock with the same terms and vesting conditions except for the number of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio.
In addition, the following events occurred as part of the Transactions:
•the sale and issuance of 10,000,000 shares of common stock at a purchase price of $10.00 per share for an aggregate purchase price of $100.0 million pursuant to the Subscription Agreements entered in connection with the PIPE Investment;
•the sale and issuance of 6,020,000 shares of common stock, of which 5,820,000 shares were issued to Virgin Group, pursuant to the Additional Equity Amount, and 200,000 shares were issued to the co-chairmen of NextGen, at a price of $10.00 per share for a total purchase price of $60.0 million, in order to satisfy the Minimum Cash Condition included in the Merger Agreement;
•the forfeiture of 765,000 Class B ordinary shares beneficially held by NextGen Sponsor prior to the Closing;
•the effectiveness of transfer restrictions and contingent forfeiture provisions of 1,319,980 Class B ordinary shares (the “Sponsor Earnback Shares”) and 1,015,190 private placement warrants (the “Sponsor Earnback Warrants”, and together with the Sponsor Earnback Shares, “Sponsor Earnback Securities”) beneficially held by NextGen Sponsor II LLC (“NextGen Sponsor”) until the earnback triggering events occur when Virgin Orbit’s stock price exceeded certain predetermined levels in the post-Closing period pursuant to a letter agreement (the “Sponsor Agreement”). See Note 13 - Stockholders' Equity (Deficit) – Sponsor Earnback Securities for more information; and
•payments of $27.9 million for NextGen’s transaction costs and of $314.8 million for the redemption of NextGen’s 31,480,291 Class A ordinary shares at approximately $10.00 per share from NextGen’s trust account.
Immediately after giving effect to the Transactions, the following were outstanding:
•334,919,914 shares of Virgin Orbit common stock, consisting of (a) 303,320,884 shares issued to holders of all issued and outstanding Vieco USA common stock (b) 6,020,000 shares issued to the Parent Company and NextGen (c) 6,779,166 shares issued to the holders of NextGen’s Class A ordinary shares, which reflects the redemptions of 31,480,291 Class A ordinary shares with respect to the holders who exercised their redemption rights, (d) 8,799,864 shares issued to the holders of NextGen’s Class B ordinary shares, and (e) 10,000,000 shares issued in the PIPE Investment;
•public warrants to purchase 7,651,891 shares of Virgin Orbit common stock at an exercise price of $11.50 per share issued upon conversion of the outstanding NextGen warrants prior to the Business Combination;
•private placement warrants to purchase 6,767,927 shares of Virgin Orbit common stock at an exercise price of $11.50 per share issued upon conversion of the outstanding NextGen warrants prior to the Business Combination;
•warrants to purchase 500,000 shares of Virgin Orbit common stock at an exercise price of $10.00 per share issued to a third-party investor of the PIPE Investment; and
•options to purchase 10,704,645 shares of Virgin Orbit common stock Vieco USA Options at an exercise price ranging from $4.03 - $5.51 per share, prior to the Business Combination.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2021:

Cash proceeds from the Transactions, net of redemptions	$200,102
Less: Payment of transaction costs related to the Transactions	(19,336)
Net cash proceeds from the Transactions	180,766
Less: Capitalized and paid Virgin Orbit transaction costs	(393)
Allocation to assumed public and private warrant liabilities from NextGen	(23,937)
Allocation to assumed accrued expenses from NextGen	(45)
Transaction costs related to concession launch service to Third-Party PIPE Investor	(4,065)
Reverse recapitalization, net of transaction costs	$152,326
The Business Combination was accounted for as a reverse recapitalization in accordance with ASC 805, Business Combinations. Under this method of accounting, NextGen was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Virgin Orbit represented a continuation of the financial statements of Vieco USA with the Business Combination treated as the equivalent of Vieco USA issuing shares for the net assets of NextGen, accompanied by a recapitalization. The net assets of NextGen are stated historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Vieco USA in future reports of Virgin Orbit. This determination was primarily based on the following:
•Vieco USA stockholders in aggregate have a relative majority of the voting power of Virgin Orbit;
•The board of directors of Virgin Orbit (the “Virgin Orbit Board”) has seven members, and Vieco USA stockholders have the right to nominate the majority of the Virgin Orbit Board;
•Vieco USA’s senior management continues to hold the senior management roles of Virgin Orbit and is responsible for the day-to-day operations;
•Virgin Orbit assumed Vieco USA’s name of business; and
•The intended strategy and operations of Virgin Orbit will continue Vieco USA’s strategy and operations to develop small satellite launch solutions.
In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the number of shares of Virgin Orbit’s common stock, $0.0001 par value per share, issued to Virgin Orbit’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Vieco USA common stock Vieco USA Options prior to the Business Combination have been retroactively recast as shares reflecting the Exchange Ratio.
Virgin Orbit common stock and warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “VORB” and “VORBW,” respectively, on December 29, 2021.
Liquidity and Going Concern
Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements are issued and determined that substantial doubt was raised about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues to provide sufficient cash flows to enable the Company to finance its operations internally. The Company has incurred net operating losses and had an accumulated deficit of $820.5 million as of December 31, 2021. The Company’s cash and cash equivalents was $194.2 million and $22.4 million as of December 31, 2021, and December 31, 2020, respectively, and has not generated positive cash flows from operations.
However, through further evaluation of our strategic business plan, we identified conditions and events that alleviated substantial doubt about the Company’s ability to continue as a going concern.
In addition to the $180.8 million the Company received in net cash proceeds from the reverse recapitalization on December 29, 2021, management plans to reduce or delay our expenditures and increase ownership equity through a Standby Equity Purchase Agreement (“SEPA”). This agreement will give us the right, from time to time, at our option to sell to the Investor up to $250.0 million of our common stock, subject to certain conditions and limitations set forth in the Purchase Agreement.
Global Pandemic
On March 11, 2020, the World Health Organization characterized the outbreak of the coronavirus disease (“COVID-19”) as a global pandemic and recommended containment and mitigation measures. Since then, extraordinary actions have been taken by international, federal, state, and local public health and governmental authorities to contain and combat the outbreak and spread of COVID-19 in regions throughout the world. These actions include travel bans, quarantines, “stay-at-home” orders, and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations.
Consistent with the actions taken by governmental authorities, including California and District of Columbia, where most of the Company’s workforce is located, the Company has taken steps to protect our workforce and support community efforts. As part of these efforts, and in accordance with applicable government directives, the Company initially reduced and then temporarily suspended on-site operations for one week at our facilities in Long Beach, California in late March 2020. Starting late March 2020, approximately two-thirds of the Company’s workforce and contractors were able to complete their duties from home. As government authorities had classified the Company’s business as part of the nation’s critical infrastructure, the remaining one-third of the Company’s workforce was able to resume on-site operations, under revised operational and manufacturing plans that conform to the latest COVID-19 health precautions. This includes universal facial covering requirements, rearranging facilities to follow social distancing protocols, conducting active daily temperature checks and undertaking regular and thorough disinfecting of surfaces and tools, and regular testing of the Company’s employees and contractors for COVID-19 on a regular basis.
The COVID-19 pandemic and the continuing precautionary measures taken have adversely impacted the Company’s operational efficiency and caused delays in operational activities. The ongoing impact will depend on the duration of the pandemic, which is being mitigated by advances in the treatment of the disease, prevention efforts including vaccines, broad government measures to contain the spread of the virus, and related government stimulus measures. However, should the Company experience sustained impact from the pandemic, additional actions such as cost reduction measures, may need to be implemented.
As of the date of the issuance of these consolidated financial statements, most of the Company’s employees whose work requires them to be in our facilities are now back on-site, but the Company experienced, and expects to continue to experience, reductions in operational efficiency due to illness from COVID-19 and precautionary actions taken related to COVID-19.